Adoption of new and revised standards	12 Months Ended
Oct. 31, 2020
Disclosure Of Adoption Of New And Revised Standards [Abstract]
Adoption of new and revised standards
3. Adoption of new and revised standards

(i)	IFRS 16 Leases
The Company adopted IFRS 16 Leases as at November 1, 2019. IFRS 16 introduces new or amended requirements with respect to lease accounting. It introduces significant changes to lessee accounting by removing the distinction between operating and finance lease and requiring the recognition of a right-of-use
asset and a lease liability at commencement for all leases, except for short-term leases and leases of low value assets. In contrast to lessee accounting, the requirements for lessor accounting have remained largely unchanged. Details of these new requirements are described in Note 2. The impact of the adoption of IFRS 16 on the Company’s consolidated financial statements is described below.
The Company has applied IFRS 16 using the cumulative
catch-up
approach which:

•	Requires the Company to recognise the cumulative effect of initially applying IFRS 16 as an adjustment to the opening balance of retained earnings at the date of initial application.

•	Does not permit restatement of comparatives, which continue to be presented under IAS 17 and IFRIC 4.

Impact	of the new definition of a lease
The Company has made use of the practical expedient available on transition to IFRS 16 not to reassess whether a contract is or contains a lease. Accordingly, the definition of a lease in accordance with IAS 17 and IFRIC 4 will continue to be applied to those contracts entered or modified before November 1, 2019.
The change in definition of a lease mainly relates to the concept of control. IFRS 16 determines whether a contract contains a lease on the basis of whether the customer has the right to control the use of an identified asset for a period of time in exchange for consideration. This is in contrast to the focus on ‘risks and rewards’ in IAS 17 and IFRIC 4.
The Company applies the definition of a lease and related guidance set out in IFRS 16 to all contracts entered into or changed on or after November 1, 2019.

Impact	on Lessee Accounting

Former operating leases
IFRS 16 changes how the Company accounts for leases previously classified as operating leases under IAS 17, which were off balance sheet. Applying IFRS 16, for all leases (except as noted below), the Company:

a)	Recognises right-of-use assets and lease liabilities in the consolidated statement of financial position, initially measured at the present value of the future lease payments;

b)	Recognises depreciation of right-of-use assets and interest on lease liabilities in profit or loss;

c)
Separates the total amount of cash paid into a principal portion (presented within financing activities) and interest (presented within financing activities) in the consolidated statement of cash flows.

Lease incentives (e.g. rent-free period) are recognised as part of the measurement of the right-of-use
assets and lease liabilities whereas under IAS 17 they resulted in the recognition of a lease incentive, amortised as a reduction of rental expenses generally on a straight-line basis.
Under IFRS 16,
right-of-use
assets are tested for impairment in accordance with IAS 36. For short-term leases (lease term of 12 months or less) and leases of low-value
assets (such as tablet and personal

computers, small items of office furniture and telephones), the Company has opted to recognise a lease expense on a straight-line basis as permitted by IFRS 16. This expense is presented within ‘other expenses’ in profit or loss.
The Company has used the following practical expedients when applying the cumulative catch-up
approach to leases previously classified as operating leases applying IAS 17:

•	The Company has applied a single discount rate to a portfolio of leases with reasonably similar characteristics.

•	The Company has elected not to recognise right-of-use assets and lease liabilities to leases for which the lease term ends within 12 months of the date of initial application.

•	The Company has excluded initial direct costs from the measurement of the right-of-use asset at the date of initial application.

•	The Company has used hindsight when determining the lease term when the contract contains options to extend or terminate the lease.

Financial	impact of the initial application of IFRS 16
The weighted average lessees incremental borrowing rate applied to lease liabilities recognised in the statement of financial position on November 1, 2019 is 6.6%.
The following table shows the operating lease commitments disclosed applying IAS 17 at October 31, 2019, discounted using the incremental borrowing rate at the date of initial application and the lease liabilities recognised in the statement of financial position at the date of initial application:

Operating lease commitments as of October 31, 2019	3,774,826
Short term leases and leases of low-value assets	(6,452)
Effect of discounting the above amounts	(931,799)

Lease liabilities recognized at November 1, 2019	2,836,575

The application of IFRS 16 to leases previously classified as operating leases under IAS 17 resulted in the recognition of right-of-use
assets of $2,836,575 and lease liabilities of $2,836,575 at November 1, 2019. For the year ended October 31, 2020, the application of IFRS 16 resulted in an increase in depreciation of $601,220, an increase in interest expense of $208,523, and a decrease in other expenses of $596,235.

(ii)	Annual Improvements to IFRS Standards 2015–2017
The Company has adopted the amendments included in the Annual Improvements to IFRS Standards 2015–2017 Cycle as at November 1, 2019. The Annual Improvements include amendments to IAS 12 Income Taxes, IAS 23 Borrowing Costs, IFRS 3 Business Combinations and IFRS 11 Joint Arrangements. For IAS 23, the amendments clarify that if any specific borrowing remains outstanding after the related asset is ready for its intended use or sale, that borrowing becomes part of the funds that an entity borrows generally when calculating the capitalisation rate on general borrowings.
Management has assessed the impact of the adoption of the new standards and concluded it to be not material.

IFRIC	23 Uncertainty over Income Tax Treatments
The Company has adopted IFRIC 23 as at November 1, 2019. IFRIC 23 sets out how to determine the accounting tax position when there is uncertainty over income tax treatments. The Interpretation requires the Company to:

•	determine whether uncertain tax positions are assessed separately or as a group; and

•	assess whether it is probable that a tax authority will accept an uncertain tax treatment used, or proposed to be used, by an entity in its income tax filings:

•	If yes, the Company should determine its accounting tax position consistently with the tax treatment used or planned to be used in its income tax filings.

•	If no, the Company should reflect the effect of uncertainty in determining its accounting tax position using either the most likely amount or the expected value method.
Management has assessed the impact of the adoption of the new standard and concluded it to be not material.

(iii)	Accounting standards or interpretations issued but not yet effective
At the date of authorization of these consolidated financial statements, the Company has not applied the following new and revised IFRSs that have been issued but are not yet effective.

Amendments	to IFRS 3 Definition of a business
The amendments clarify that while businesses usually have outputs, outputs are not required for an integrated set of activities and assets to qualify as a business. To be considered a business an acquired set of activities and assets must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs.
Additional guidance is provided that helps to determine whether a substantive process has been acquired.
The amendments introduce an optional concentration test that permits a simplified assessment of whether an acquired set of activities and assets is not a business. Under the optional concentration test, the acquired set of activities and assets is not a business if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar assets.
The amendments are applied prospectively to all business combinations and asset acquisitions for which the acquisition date is on or after the first annual reporting period beginning on or after January 1, 2020, with early application permitted. The adoption of these standards may affect the accounting for acquisitions after October 31, 2020.

Amendments	to IAS 1 and IAS 8 Definition of material
The amendments are intended to make the definition of material in IAS 1 easier to understand and are not intended to alter the underlying concept of materiality in IFRS Standards. The concept of ‘obscuring’ material information with immaterial information has been included as part of the new definition.

The threshold for materiality influencing users has been changed from ‘could influence’ to ‘could reasonably be expected to influence’.
The definition of material in IAS 8 has been replaced by a reference to the definition of material in IAS 1. In addition, the IASB amended other Standards and the Conceptual Framework that contain a definition of material or refer to the term ‘material’ to ensure consistency.
The amendments are applied prospectively for annual periods beginning on or after January 1, 2020, with earlier application permitted. The extent of the impact of the adoption of these standards has not yet been determined.

Interest	Rate Benchmark Reform
In September 2019, the IASB issued Interest Rate Benchmark Reform (Amendments to IFRS 9, IAS 39 and IFRS 7). These amendments modify specific hedge accounting requirements to allow hedge accounting to continue for affected hedges during the period of uncertainty before the hedged items or hedging instruments affected by the current interest rate benchmarks are amended as a result of the on-going
interest rate benchmark reforms.
The amendments are effective for annual periods beginning on or after January 1, 2020, with earlier application permitted. The extent of the impact of the adoption of these standards has not yet been determined.

Amendments to IFRS 16 COVID-19 Related Rent Concessions
The amendments introduce an optional practical expedient that simplifies how a lessee accounts for rent concessions that are a direct consequence of
COVID-19.
A lessee that applies the practical expedient is not required to assess whether eligible rent concessions are lease modifications, and accounts for them in accordance with other applicable guidance. The resulting accounting will depend on the details of the rent concession.
The amendments are effective for annual periods beginning on or after June 1, 2020, with earlier application permitted. The extent of the impact of the adoption of these standards has not yet been determined.

Interest Rate Benchmark Reform – Phase 2
In August 2020, the IASB issued Interest Rate Benchmark Reform – Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16). These amendments address issues that might affect financial reporting after the reform of an interest rate benchmark, including its replacement with alternative benchmark rates.
The amendments are effective for annual periods beginning on or after January 1, 2021, with earlier application permitted. The extent of the impact of the adoption of these standards has not yet been determined.

Amendments to IAS 37 – Onerous Contracts—Cost of Fulfilling a Contract
The amendments specify that the ‘cost of fulfilling’ a contract comprises the ‘costs that relate directly to the contract’. Costs that relate directly to a contract consist of both the incremental costs of fulfilling that contract (examples would be direct labour or materials) and an allocation of other costs that relate directly to fulfilling contracts (an example would be the allocation of the depreciation charge for an item of property, plant and equipment used in fulfilling the contract).
The amendments are effective for annual periods beginning on or after January 1, 2022, with early application permitted. The extent of the impact of the adoption of these standards has not yet been determined.

Amendments to IAS 16 – Property, Plant and Equipment—Proceeds before Intended Use
The amendments prohibit deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced before that asset is available for use, i.e. proceeds while bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Consequently, an entity recognises such sales proceeds and related costs in profit or loss. The entity measures the cost of those items in accordance with IAS 2 Inventories.
The amendments are effective for annual periods beginning on or after January 1, 2022, with earlier application permitted. The extent of the impact of the adoption of these standards has not yet been determined.

Amendments	to IFRS 3 – Reference to the Conceptual Framework
The amendments update IFRS 3 so that it refers to the 2018 Conceptual Framework instead of the 1989 Framework. They also add to IFRS 3 a requirement that, for obligations within the scope of IAS 37, an acquirer applies IAS 37 to determine whether at the acquisition date a present obligation exists as a result of past events. For a levy that would be within the scope of IFRIC 21 Levies, the acquirer applies IFRIC 21 to determine whether the obligating event that gives rise to a liability to pay the levy has occurred by the acquisition date. Finally, the amendments add an explicit statement that an acquirer does not recognise contingent assets acquired in a business combination.
The amendments are effective for business combinations for which the date of acquisition is on or after the beginning of the first annual period beginning on or after January 1, 2022. Early application is permitted if an entity also applies all other updated references (published together with the updated Conceptual Framework) at the same time or earlier. The extent of the impact of the adoption of these standards has not yet been determined.

Amendments	to IAS 1 – Classification of Liabilities as Current or Non-current
The amendments to IAS 1 affect only the presentation of liabilities as current or non-current
in the statement of financial position and not the amount or timing of recognition of any asset, liability, income or expenses, or the information disclosed about those items.
The amendments clarify that the classification of liabilities as current or non-current
is based on rights that are in existence at the end of the reporting period, specify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability, explain that rights are in existence if covenants are complied with at the end of the reporting period, and introduce a definition of ‘settlement’ to make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services.
The amendments are applied retrospectively for annual periods beginning on or after January 1,2023, with early application permitted. The extent of the impact of the adoption of these standards has not yet been determined.

All other IFRSs and amendments issued but not yet effective have been assessed by the Company and are not expected to have a material impact on the consolidated financial statements.